Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	40-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41824
Entity Registrant Name	Kolibri Global Energy Inc.
Entity Central Index Key	0001477081
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	925 Broadbeck Drive
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320
City Area Code	(805)
Local Phone Number	484-3613
Title of 12(b) Security	Common shares, no par value
Trading Symbol	KGEI
Security Exchange Name	NASDAQ
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Common Stock, Shares Outstanding	35,625,587
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Auditor Name	Marcum LLP
Auditor Location	Houston, TX
Auditor Firm ID	688
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	925 Broadbeck Drive
Entity Address, Address Line Two	Suite 220
Entity Address, City or Town	Thousand Oaks
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91320
City Area Code	(805)
Local Phone Number	484-3613
Contact Personnel Name	Gary Johnson